UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1 - Schedule of Investments

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

March 31, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 113.4%
U.S. Government and Agency Obligations — 92.7%
Treasury Inflation-Protected SecuritiesA — 92.7%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	$57,204,927	$58,541,177	B
United States Treasury Inflation-Protected Security	2.375%	4/15/11	78,677,404	84,529,035	B
United States Treasury Inflation-Protected Security	2.000%	4/15/12	63,962,460	68,864,607
United States Treasury Inflation-Protected Security	3.000%	7/15/12	63,912,321	71,631,715	B,C
United States Treasury Inflation-Protected Security	1.875%	7/15/13	108,301,733	116,813,599	B
United States Treasury Inflation-Protected Security	1.625%	1/15/15	46,421,340	49,239,255	B
United States Treasury Inflation-Protected Security	2.000%	1/15/16	64,384,632	69,812,063	B
United States Treasury Inflation-Protected Security	2.375%	1/15/17	23,766,469	26,525,614	B
United States Treasury Inflation-Protected Security	1.625%	1/15/18	44,436,414	46,661,701	B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	35,537,056	38,665,987	B
United States Treasury Inflation-Protected Security	2.000%	1/15/26	153,693,718	158,448,694	B

Total U.S. Government and Agency Obligations (Cost — $728,652,624)				789,733,447

U.S. Government Agency Mortgage-Backed Securities — 4.4%
Fixed Rate Securities — 4.4%
Fannie Mae	6.000%	1/1/37 to 6/1/37	36,396,923	37,319,907

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $35,713,199)				37,319,907

Corporate Bonds and Notes — 6.9%
Automobiles — 0.7%
Ford Motor Co.	7.450%	7/16/31	5,000,000	3,300,000
General Motors Corp.	8.375%	7/15/33	4,000,000	2,820,000	B

				6,120,000

Consumer Finance — 0.2%
SLM Corp.	5.361%	2/1/10	2,500,000	2,025,000	D

Diversified Financial Services — 0.7%
Bank of America Corp.	8.000%	12/29/49	3,700,000	3,704,440	E
TNK-BP Finance SA	7.875%	3/13/18	2,120,000	1,958,350	F

				5,662,790

Electric Utilities — 0.2%
Energy Future Holdings Corp.	10.875%	11/1/17	4,000	4,040	F
Energy Future Holdings Corp.	11.250%	11/1/17	1,966,000	1,946,340	F,G

				1,950,380

Energy Equipment and Services — 0.5%
EEB International Ltd.	8.750%	10/31/14	4,090,000	4,212,700	F

Health Care Providers and Services — 0.5%
Tenet Healthcare Corp.	7.375%	2/1/13	5,000,000	4,462,500

Independent Power Producers and Energy Traders — 1.1%
Dynegy Holdings Inc.	8.750%	2/15/12	1,610,000	1,654,275
The AES Corp.	8.875%	2/15/11	5,000,000	5,237,500

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
TXU Corp.	6.550%	11/15/34	$3,000,000	$2,117,934

				9,009,709

Metals and Mining — 1.2%
CII Carbon LLC	11.125%	11/15/15	2,060,000	1,833,400	F
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,060,000	4,308,675
GTL Trade Finance Inc.	7.250%	10/20/17	4,073,000	4,293,504	F

				10,435,579

Oil, Gas and Consumable Fuels — 1.5%
El Paso Corp.	7.750%	1/15/32	5,000,000	5,135,175
Pemex Project Funding Master Trust	6.625%	6/15/35	2,350,000	2,431,961	F
The Williams Cos. Inc.	7.500%	1/15/31	5,000,000	5,212,500

				12,779,636

Thrifts and Mortgage Finance — 0.3%
Residential Capital LLC	8.000%	2/22/11	5,000,000	2,450,000	H

Total Corporate Bonds and Notes (Cost — $61,285,815)				59,108,294

Asset-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	4,779,426	56,398	D,I,J

Total Asset-Backed Securities (Cost — $15,171)				56,398

Yankee BondsK — 6.2%
Commercial Banks — 2.5%
ATF Capital BV	9.250%	2/21/14	4,280,000	4,231,208	F
Glitnir Banki Hf	6.693%	6/15/16	2,540,000	2,047,276	E,F
HSBK Europe BV	7.250%	5/3/17	3,280,000	2,837,200	F
HSBK Europe BV	7.250%	5/3/17	1,570,000	1,373,279	F
ICICI Bank Ltd.	6.375%	4/30/22	1,052,000	904,715	E,F
ICICI Bank Ltd.	6.375%	4/30/22	3,533,000	3,071,357	E,F
Kaupthing Bank Hf	7.125%	5/19/16	4,410,000	2,975,709	F
TuranAlem Finance BV	8.250%	1/22/37	2,280,000	1,788,204	F
TuranAlem Finance BV	8.250%	1/22/37	2,830,000	2,233,719	F

				21,462,667

Construction and Engineering — 0.4%
Odebrecht Finance Ltd.	7.500%	10/18/17	2,973,000	3,077,055	F

Diversified Financial Services — 0.2%
Lukoil International Finance BV	6.356%	6/7/17	1,570,000	1,456,175	F
Lukoil International Finance BV	6.656%	6/7/22	570,000	500,175	F

				1,956,350

Diversified Telecommunication Services — 0.5%
Axtel SA	11.000%	12/15/13	325,000	352,625
Axtel SA	7.625%	2/1/17	3,643,000	3,661,215	F

				4,013,840

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Government — 0.3%
Republic of Argentina	7.000%	9/12/13	$3,550,000		$2,902,125

Metals and Mining — 0.5%
Vale Overseas Ltd.	6.875%	11/21/36	4,090,000		3,990,674

Oil, Gas and Consumable Fuels — 1.0%
Gazprom	6.212%	11/22/16	2,410,000		2,229,250	F
Gazprom	6.510%	3/7/22	1,430,000		1,274,488	F
Petrozuata Finance Inc.	8.220%	4/1/17	5,025,000		5,056,406	F

					8,560,144

Road and Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	1,010,000		1,042,825

Wireless Telecommunication Services — 0.7%
True Move Co. Ltd.	10.750%	12/16/13	2,040,000		1,917,600	F
True Move Co. Ltd.	10.750%	12/16/13	1,910,000		1,803,783	F
UBS Luxembourg SA for OJSC Vimpel Communications	8.250%	5/23/16	1,870,000		1,841,950	F

					5,563,333

Total Yankee Bonds (Cost — $57,018,189)					52,569,013

Foreign Government Obligations — 2.1%
France Government Bond OAT	3.150%	7/25/32	9,579,916	EUR	17,827,722	L

Total Foreign Government Obligations (Cost — $16,514,286)					17,827,722

Preferred Stocks — 1.1%
Citigroup Inc.	8.125%		312,000	Shs	7,500,480	B
Freddie Mac	8.375%		99,750		2,433,900

Total Preferred Stocks (Cost — $10,293,750)					9,934,380

Total Long-Term Securities (Cost — $909,493,034)					966,549,161

Investment of Collateral From Securities Lending — 25.6%
State Street Navigator Securities Lending Prime Portfolio			218,193,269		218,193,269

Total Investment of Collateral From Securities Lending (Cost — $218,193,269)					218,193,269

Total Investments — 139.0% (Cost — $1,127,686,303) M					1,184,742,430
Obligation to return collateral for securities loaned — (25.6)%					(218,193,269)
Other Assets Less Liabilities — (13.4)%					(114,418,099)

Net Assets — 100.0%					$852,131,062

Net Asset Value Per Common Share:					$13.93

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedN
LIBOR Futures	September 2008	441	(13,104)
U.S. Treasury Note Futures	June 2008	373	635,184

			$622,080

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts WrittenN
U.S. Treasury Bond Futures	June 2008	58	$(47,884)

Options WrittenN
U.S. Treasury Note Futures Call, Strike Price $115.00	April 2008	419	$230,319

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Deutche Bank AG London	5/7/08	JPY	$1,861,112,700	USD	$17,636,198	$1,060,048
Credit Suisse First Boston (London)	5/7/08	USD	16,625,646	EUR	11,400,000	(1,353,841)

						$(293,793)

N.M.	Not Meaningful.
A	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	All or a portion of this security is on loan.
C	Position, or a portion thereof, with an aggregate market value of $71,631,715 has been segregated to collateralize reverse repurchase agreements.
D	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2008.
E	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
F	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund's investment adviser has determined to be liquid, represent 7.15% of net assets.
G	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor's Rating Service and/or Moody's Investors Services.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J	Private Placement
K	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
L	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country's Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
M	At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$66,772,532
Gross unrealized depreciation	(9,716,405)

Net unrealized appreciation	$57,056,127

N	Options and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[03/31/2008]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,184,742,430	$—	$1,184,742,430	$—
Other Financial Instruments*	(131,031,356)	817,617	(131,848,973)	—

Total	$1,053,711,074	$817,617	$1,052,893,457	$—

*	Other financial instruments include options, futures, swaps, reverse repurchase agreements and forward contracts.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At March 31, 2008, the market value of the securities on loan to broker-dealers was $213,880,204, for which the Fund received collateral of $218,193,269 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s Portfolio of Investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon valuations furnished by an independent pricing service and the change, if any, is recorded as unrealized appreciation or depreciation.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of a swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded in the accompanying statement of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

The following is a summary of open credit default swap contracts outstanding as of March 31, 2008.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 7)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$17,000,000	$(1,558,957)
Barclays Capital Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	8,316,000	(350,595)
Barclays Capital Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	40,600,000	(1,609,392)
JP Morgan Chase & Co. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	15,741,000	(1,310,936)
JP Morgan Chase & Co. (Ford Motor Credit Corporation, 7%, due 10/1/13)	March 20, 2011	Specified amount upon credit event notice	5.1% Quarterly	10,000,000	(1,214,361)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2011	Specified amount upon credit event notice	4.17% Quarterly	10,000,000	(2,000,944)
JP Morgan Chase & Co. (SLM Corporation, 5.125%, due 8/27/12)	December 20, 2012	Specified amount upon credit event notice	2.50% Quarterly	8,100,000	(1,584,380)

					$(9,629,565)

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund
Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund
Date:	May 21, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund
Date:	May 21, 2008